Goodwill and intangible assets, net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets, net	Goodwill and intangible assets, net
The following table presents our goodwill and intangible assets as of December 31, 2019 and 2020:

	As of December 31,
(in thousands)	2019	2020
Goodwill	€490,590	€282,664
Intangible assets with definite lives, net	379	5
Intangible assets with indefinite lives	169,545	169,545
Total	€660,514	€452,214

Impairment Assessments
As a reaction to the continued deterioration of our business due to the COVID-19 pandemic, we performed quantitative goodwill impairment assessments in the first quarter 2020 interim period and for our annual impairment test as of September 30, 2020 in order to analyze the expected economic and financial impacts on our business. During the assessments, we compared the fair value of our reporting units to their carrying value. The fair value estimates for all reporting units were based on a blended analysis of the present value of future discounted cash flows and market value approach. The significant estimates used in the discounted cash flows model included our weighted average cost of capital, revenue growth rates, profitability of our business and long-term rate of growth. Our assumptions were based on the anticipated duration of COVID-19 impacts and rates of recovery, and implied risk premiums based on our market capitalization and factors specific to each reporting unit as of the assessment dates. Our significant estimates in the market approach model included identifying similar companies with comparable business factors such as size, growth, profitability, risk and return on investment, assessing comparable revenue and earnings multiples and the control premium applied in estimating the fair values of the reporting units.
As a result of our interim quantitative goodwill impairment assessment in the first quarter of 2020, we recorded goodwill impairment charges of €17.6 million, €107.5 million and €82.5 million, in the Developed Europe, Americas and Rest of World reporting units, respectively.
We did not record any impairment charge as a result of the annual assessment as the fair value of the reporting units were assessed to be higher than their carrying values.
A longer than expected COVID-19 recovery period or slower than anticipated recovery rates could result in an impairment or, in the period in which an impairment is recognized, could result in a materially different impairment charge.

Goodwill
The following table presents the changes in goodwill by reporting segment:

(in thousands)	Developed Europe	Americas	Rest of World	Total
Balance as of January 1, 2019	€215,283	€192,729	€82,517	€490,529
Foreign exchange translation	27	24	10	61
Balance as of December 31, 2019	€215,310	€192,753	€82,527	€490,590

Balance as of January 1, 2020	€215,310	€192,753	€82,527	€490,590
Foreign exchange translation	(4)	6	7	9
Impairment charge	(17,568)	(107,516)	(82,534)	(207,618)
Disposals	(222)	(95)	—	(317)
Balance as of December 31, 2020	€197,516	€85,148	€0	€282,664

As of December 31, 2019, we had no accumulated impairment losses for goodwill. As of December 31, 2020, we had accumulated impairment losses for goodwill of €207.6 million.

Indefinite-lived Intangible Assets
Our indefinite-lived intangible assets relate principally to trade names, trademarks and domain names. Concurrently with our goodwill impairment assessments, we also performed quantitative impairment assessments for our indefinite-lived intangible assets. We did not record any impairment losses as a result of these assessments.
As of December 31, 2019 and December 31, 2020, we had no accumulated impairment losses for indefinite-lived intangible assets.
Intangible Assets with Definite Lives
The following table presents the components of our intangible assets with definite lives as of December 31, 2019 and 2020:

	December 31, 2019			December 31, 2020
(in thousands)	Cost	(Accumulated Amortization)	Net	Cost	(Accumulated Amortization)	Net
Customer relationships	€34	€(27)	€7	€—	€—	€—
Partner relationships	34,254	(34,246)	8	34,220	(34,220)	—
Technology	60,145	(60,071)	74	59,789	(59,784)	5
Non-compete agreement	10,800	(10,510)	290	10,800	(10,800)	—
Total	€105,233	€(104,854)	€379	€104,809	€(104,804)	€5

Amortization expense was €1.7 million for the year ended December 31, 2018, €1.7 million for the year ended December 31, 2019 and €0.4 million for the year ended December 31, 2020. The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2020, assuming no subsequent impairment of the underlying assets, is €1 thousand for each of the five succeeding fiscal years.